Government grants (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr) grant	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Disclosure Of Government Grants [Line Items]
Number of grants | grant	2
Investment term	3 years
Government grants		SFr 0.5
Maximum number of office rental grants | grant	3
Income from government grants	SFr 1.5	1.4	SFr 0.6
Regional core management team costs
Disclosure Of Government Grants [Line Items]
Government grants		0.4
Office rental
Disclosure Of Government Grants [Line Items]
Government grants	0.1	SFr 0.1
Retail footprint and sales growth
Disclosure Of Government Grants [Line Items]
Government grants	SFr 0.1